Note 21 - Business Acquisition - Business Purchase (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill resulting from the Liberty merger		$ 31,735	$ 15,071
Liberty Bancshares Inc [Member]
Middlefield Banc Corp. shares issued (in shares)	2,561,513
Value assigned to Middlefield Banc Corp. common shares (in dollars per share)	$ 28.60
Purchase price assigned to Liberty common shares exchanged for	$ 73,259
Cash paid in lieu of fractional shares	6
Total Purchase Price	73,265
Liberty shareholders equity	49,041
Allowance for loan loss	4,497
Loans - interest rate	646
Loans - general credit	(3,433)
Core deposit intangible	6,669
Investments	(1,461)
Mortgage servicing rights	830
Other	94
Time deposits	(228)
Deferred taxes	(54)
Total net assets acquired	56,601
Goodwill resulting from the Liberty merger	$ 16,664	$ 16,664	$ 0